Adjustments Resulting From Foreign Currency Translations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intercompany Foreign Currency Balance [Line Items]
Amounts charged	$ 391	$ 3,731	$ 1,639